Related party transactions (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1	¥ 409,091
Balance as of December 31	205,031	¥ 409,091
JD [Member]
Balance as of January 1	0	0
Loans received during year	2,036,020	0
Loans repayment made	(2,036,020)	0
Interest charged	22,244	0
Interest paid	(22,244)	0
Balance as of December 31	¥ 0	¥ 0